Accounts Payable and Accrued Liabilities Disclosure	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
TRADE ACCOUNTS AND NOTES PAYABLE

Trade accounts and notes payable consist of the following:

	December 31,
	2014	2013
Trade accounts payable	5,156	4,958
Notes payable	349	477
Total	5,505	5,435

Trade accounts payable usually represent invoices with a due date of 90 days or less and invoices to be received.

Notes payable represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.